Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2025
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General Information:

The consolidated financial statements include the accounts of Top Ships Inc. (formerly Top Tankers Inc. and Ocean Holdings Inc.) and its wholly owned subsidiaries (collectively the “Company”). Ocean Holdings Inc. was formed on January 10, 2000, under the laws of Marshall Islands and was renamed to Top Tankers Inc. and Top Ships Inc. in May 2004 and December 2007, respectively. The Company is an international provider of worldwide oil, petroleum products, chemicals and passenger recreational transportation services.

As of December 31, 2025, the Company was the sole owner of all outstanding shares of the following subsidiary companies, other than the two Shipowning Companies that were distributed to Rubico Inc. The following list is not exhaustive as the Company has other subsidiaries relating to vessels that have been sold and that remain dormant for the periods presented in these consolidated financial statements as well as intermediary companies that own shipowning companies that are 100% subsidiaries of the Company.

Companies		Date of Incorporation	Country of Incorporation	Activity
1	Top Tanker Management Inc.	May 2004	Marshall Islands	Management company
2	Top Mega Yachts Inc.	March 2024	Marshall Islands	Holding company (dormant)

Wholly owned Shipowning Companies (“SPC”) with vessels under operating lease during years ended December 31, 2023, 2024 and 2025		Date of Incorporation	Country of Incorporation	Vessel	End of operating lease
1	South California Inc.	January 2018	Marshall Islands	Eco Bel Air	December 15, 2025
2	Malibu Warrior Inc.	January 2018	Marshall Islands	Eco Beverly Hills	December 22, 2025

Wholly owned SPCs with vessels in operation during years ended December 31, 2023, 2024 and 2025		Date of Incorporation	Country of Incorporation	Vessel	Delivery Date
1	PCH Dreaming Inc.	January 2018	Marshall Islands	Eco Marina Del Rey	March 2019
2	Roman Empire Inc.	February 2020	Marshall Islands	Eco West Coast	March 2021 (Distributed to Rubico Inc. on August 1, 2025)
3	Athenean Empire Inc.	February 2020	Marshall Islands	Eco Malibu	May 2021 (Distributed to Rubico Inc. on August 1, 2025)
4	Julius Caesar Inc.	May 2020	Marshall Islands	Julius Caesar	January 2022
5	Legio X Inc.	December 2020	Marshall Islands	Legio X Equestris	March 2022
6	Eco Oceano CA Inc.	December 2020	Marshall Islands	Eco Oceano CA	March 2022
7	Seawolf Ventures Limited	August 2015	Marshall Islands	M/Y Par Bellvm	August 2023

Wholly owned SPCs with vessels under construction during the year ended December 31, 2025		Date of Incorporation	Country of Incorporation	Vessel	Delivery Date
1	Roman Explorer Inc	September 2023	Marshall Islands	Hull No 158	Q2 2027 (sold in March 31, 2026)

As of December 31, 2023, 2024 and 2025, the Company was the owner of 50% of outstanding shares of the following companies.

	SPC	Date of Incorporation	Country of Incorporation	Vessel	Built Date
1	California 19 Inc.	May 2019	Marshall Islands	Eco Yosemite Park	March 2020
2	California 20 Inc.	May 2019	Marshall Islands	Eco Joshua Park	March 2020

On September 29, 2023, the Company effected a 1-for-12 reverse stock split of its common stock. There was no change in the number of authorized common shares of the Company, or the floor price of the Company’s Series E Shares, or the number of votes of the Company’s Series D, E and F Shares. All numbers of common share and earnings per share amounts, as well as warrant shares eligible for purchase under the Company’s warrants, exercise price of said warrants and conversion prices of the Company’s Series E Shares, in these consolidated financial statements have been retroactively adjusted to reflect this 1-for-12 reverse stock split.

On June 14, 2024 the Company entered into a non-binding letter of intent (“No-Shop LOI”) with Mr. Evangelos J. Pistiolis whereby the latter was precluded from marketing or selling the mega yacht M/Y Para Bellvm (100% owned by him) except to the Company for one month. The consideration for the No-Shop LOI was $1,000. The Company on July 12, 2024 entered into a share purchase agreement (“SPA”) for the purchase of M/Y Para Bellvm for a consideration of $20,000 (the “Para Bellvm Consideration”) and the No-Shop LOI consideration was netted-off with the Para Bellvm Consideration. The Para Bellvm Consideration was settled as of December 31, 2024. The Company closed the SPA and took delivery of the M/Y Para Bellvm on April 11, 2025.

On November 25, 2024 the Company entered into a non-binding letter of intent (the “New No-Shop LOI”) with Mr. Evangelos J. Pistiolis whereby the latter was precluded from marketing or selling the newbuilding megayacht M/Y Sanlorenzo “1150Exp” with hull number 158  (“the Newbuilding Yacht”), that was 100% owned by him, (due for delivery in the second quarter of 2027) except to the Company up to June 30, 2025. The consideration paid for the New No-Shop LOI was $4,000 (the “New Yacht LOI Advance”). As of December 31, 2024, the Para Bellvm Consideration and the New Yacht LOI Advance are presented under Advances for asset acquisitions to related party in the accompanying consolidated balance sheets. The Company on April 11, 2025 (the “Closing Date”) entered into an SPA for the purchase of the Newbuilding Yacht for a consideration of $27,000 (the “New Yacht Consideration”), payable up to December 31, 2026, depending on the Company’s cash surplus at the Company’s option. On the Closing Date, the Company settled $9,346 of the New Yacht Consideration by netting the New Yacht LOI Advance and by paying $5,346 to Mr. Evangelos J. Pistiolis and acquired the ship owning company (Roman Explorer Inc.) that owns 100% of the Newbuilding Yacht. If the Company from the Closing Date onwards raised capital via (i) debt refinancing (only applying to excess proceeds, being the proceeds from the new debt exceeding the debt amount being refinanced), (ii) issuance of any equity interests or (iii) dividends or return of invested capital in any investments, then, in each case, no later than five business days after the Company received the net cash proceeds therefrom, the New Yacht Consideration outstanding Installments should be prepaid by an amount equal to 100% of the amount of the net cash proceeds from such incurrence or issuance. As of November 13, 2025, the Company had fully settled the consideration due to Mr. Evangelos J. Pistiolis.

The Company accounted for the abovementioned acquisitions as a transfer of assets between entities under common control and has recognized the vessels at their historical carrying amounts at the date of transfer. The amount of the consideration given in excess of the historical carrying value of the net assets acquired is recognized as a reduction to the Company’s additional paid in capital and presented as Excess consideration over acquired assets in the Company’s consolidated statement of stockholders’ equity for the year ended December 31, 2025. The net assets of Roman Explorer Inc. as of April 11, 2025 amounted to $8,567 and related to advances paid for the Newbuilding Yacht. The assets and liabilities of Seawolf Ventures Limited (shipowning company that owns 100% of M/Y Para Bellvm as of April 11, 2025) and an analysis of the Excess consideration over the carrying value of acquired assets is presented in the tables below:

Seawolf Ventures Limited
Cash and cash equivalents (including restricted cash)	249
Prepayments and other	56
Inventories	27
Vessels, net	26,461
Accounts payable	(40)
Accrued liabilities	(248)
Long-term debt, net (current and non-current portion)	(13,681)
Total Net Assets of Seawolf Ventures Limited	12,824
Total Net Assets of Seawolf Ventures Limited and Roman Explorer Inc.	21,391

As of December 31,	2025
Consideration	47,000
Less: Carrying value of net assets of companies acquired	(21,391)
Excess consideration over acquired assets	25,609

The abovementioned transactions were approved by a special committee of the Company’s board of directors (the “Special Committee”), of which all of the directors were independent and for each transaction the Special Committee obtained a fairness opinion relating to the consideration of each transaction from an independent financial advisor.

On August 1, 2025 (the “Spin off Distribution Date”), the Company contributed Roman Empire Inc. and Athenean Empire Inc. to Rubico Inc. (“Rubico”) in connection with a spin-off in exchange for common shares in Rubico Inc., which the Company distributed to common stock holders of record as of June 16, 2025 on a pro rata basis and to holders of the Company’s outstanding common stock purchase warrants on an as-exercised basis (such transactions collectively, the “Spin-Off”). The Spin-Off distribution ratio was one Rubico common share for every two Company common shares.

A new series of preferred shares (the “Series D Preferred Shares”) were distributed to the holder of the Series D perpetual preferred shares of the Company to mirror the rights of the Series D perpetual preferred shares of the Company. The holder of the Series D perpetual preferred shares of the Company is the Lax Trust, which is an irrevocable trust established for the benefit of certain family members of Mr. Evangelos J. Pistiolis, the Company’s President, Chief Executive Officer and Director. In connection with the Spin-Off, the Company distributed 100,000 Series D Preferred Shares. The Company did not distribute the Series D Preferred Shares to its common shareholders in connection with the Spin-Off.

Rubico shares commenced trading on August 4, 2025, on the Nasdaq Capital Market under the symbol “RUBI”. As part of the Spin-Off, Rubico entered into various agreements effecting the separation of Rubico’s business from the Company, including a Contribution and Spin-Off Distribution Agreement, pursuant to which, among other things, the Company agreed to indemnify Rubico and its vessel-owning subsidiaries for any and all obligations and other liabilities arising from or relating to the operation, management or employment of vessels or subsidiaries the Company retained after the Spin-off Distribution Date and Rubico agreed to indemnify the Company for any and all obligations and other liabilities arising from or relating to the operation, management or employment of the vessels contributed to it or its vessel-owning subsidiaries. The Contribution and Spin-Off Distribution Agreement also provided for the settlement or extinguishment of certain liabilities and other obligations between the Company and Rubico.

The assets and liabilities of Rubico on August 1, 2025, were as follows:

Cash and cash equivalents (including restricted cash)	1,023
Accounts receivable trade (current and non-current portion)	781
Due from related parties	571
Prepayments and other	318
Inventories	194
Vessels, net	107,930
Accounts payable	(2,029)
Accrued liabilities	(523)
Unearned revenue	(1,395)
Due to related parties	(153)
Long-term debt, net (current and non-current portion)	(73,349)
Total Net Assets of Rubico	33,368
Distribution of net assets of Rubico to the Company’s shareholders	(33,368)